TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 56,713	¥ 57,599
Less: Impairment loss for bad and doubtful debts	(1,848)	(606)
Trade accounts receivable, net	54,865	56,993
Bills receivable		7,886
Trade accounts receivable and bills receivable	54,865	64,879
Sinopec Group Company and fellow subsidiaries
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	6,570	3,170
Associates and joint ventures
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	6,415	4,321
Third parties
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 43,728	¥ 50,108